UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number:  _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Warren G. Lichtenstein
Address: c/o Steel Partners Holdings L.P.
         590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sanford Antignas
Title:  Attorney-In-Fact for Warren G. Lichtenstein
Phone:  212-520-2300

Signature, Place, and Date of Signing:

                /s/ Sanford Antignas, New York, NY, November 14, 2011

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       2
                                                           ---------------------

Form 13F Information Table Entry Total:                                 21
                                                           ---------------------

Form 13F Information Table Value Total:                            $158640
                                                           ---------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

         1         28-14001                   Steel Partners Holdings L.P.

         2         28-14563                   SPH Group Holdings LLC

                                                     FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
   --------------            --------------     -----    --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
   NAME OF ISSUER            TITLE OF CLASS     CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------            --------------     -----   ---------    -------   --- ----  ----------  --------  ----    ------   ----
CANON INC                    ADR              138006309      471        10400  SH        OTHER                 0         10400   0
CASH STORE FINL SVCS INC     COM              14756F103       85        10000  SH        OTHER                 0         10000   0
CHIMERA INVT CORP            COM              16934Q109     2424       875000  SH        OTHER                 0        875000   0
CONTINENTAL MATLS CORP       COM PAR $0.25    211615307     1988       144762  SH        OTHER       1,2       0        144762   0
GENCORP INC                  COM              368682100    18210      4055737  SH        OTHER       1,2       0       4055737   0
HALLMARK FINL SVCS INC EC    COM NEW          40624Q203      369        50000  SH        OTHER                 0         50000   0
HANDY & HARMAN LTD           COM              410315105    70779      7014736  SH        OTHER       1,2       0       7014736   0
INVESCO VAN KAMP DYN CRDT OP COM              46132R104     2577       241990  SH        OTHER                 0        241990   0
EASTMAN KODAK CO             COM              277461109      755       968282  SH        OTHER                 0        968282   0
META FINL GROUP INC          COM              59100U108     1171        62000  SH        OTHER                 0         62000   0
MODUSLINK GLOBAL SOLUTIONS I COM              60786L107     2094       600015  SH        OTHER                 0        600015   0
NATHANS FAMOUS INC NEW       COM              632347100     8464       445456  SH        OTHER       1,2       0        445456   0
REGIS CORP MINN              COM              758932107      352        25000  SH        OTHER                 0         25000   0
ROWAN COS INC                COM              779382100      242         8000  SH        OTHER                 0          8000   0
S L INDS INC                 COM              784413106    15624       927231  SH        OTHER       1,2       0        927231   0
SELECTICA INC                COM NEW          816288203     1633       420768  SH        OTHER       1,2       0        420768   0
SERVOTRONICS INC             COM              817732100       85        10000  SH        OTHER                 0         10000   0
TRANSOCEAN LTD               REG SHS          H8817H100      286         6000  SH        OTHER                            6000   0
UNISYS CORP                  COM NEW          909214306    29273      1865707  SH        OTHER       1,2       0       1865707   0
UNISYS CORP                  COM NEW          909214306     1569       100000  SH        OTHER                 0        100000   0
VECTOR GROUP LTD             COM              92240M108      189        11025  SH        OTHER                 0         11025   0